RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 5,397	$ 5,691	$ 5,043
Participating loan interests (including fair value gains, net)(2)	0	8	17
Interest expense on debt obligations	2,592	2,924	2,464
General and administrative expense	816	882	1,032
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	32	26	22
Management fee income	32	35	5
Participating loan interests (including fair value gains, net)(2)	0	50	53
Interest expense on debt obligations	19	48	44
Interest on capital securities held by Brookfield Asset Management	0	8	64
General and administrative expense	164	198	192
Construction costs	265	411	397
Incentive Fees	$ 16	$ 104	$ 0